Long-Term Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Uncertain tax positions; including interest and penalties - long-term			$ 5,794		$ 9,199	$ 9,199	$ 5,794
Other			196		1,926	1,926	196
Other long-term liabilities			$ 5,990	$ 6,485	$ 11,125	$ 11,125	$ 5,990
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor